File Number 33-21534
Amendment to the Prospectus
By Supplement or Sticker
Pursuant to Rule 497(e)

SUPPLEMENT TO ENTERPRISE ACCUMULATION
TRUST PROSPECTUS DATED MAY 1, 2002.


This information reflects changes
to the Prospectus.

Effective August 23, 2002, Wellington
Management Company, LLP will become
the single manager of the Managed
Portfolio.  Sanford C. Bernstein &
Co., LLC will no longer co-manage
the Portfolio.


August 2, 2002